Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	The following table sets forth information concerning the compensation actually paid to our CEO and to our other NEOs compared to Company performance for the years ended September 30, 2024, 2023, 2022, and 2021. The Compensation
Committee did not consider the pay versus performance data presented below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for CEO ($)(1)(2)	CAP to CEO ($)(3)	Average Summary Compensation Table Total Pay for other NEOs ($)(1)(2)	Average CAP to other NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:			Net Income ($)(6)	Adj. EPS ($)(7)	Indexed Adj. EPS Growth (%)(8)

					AECOM TSR ($)(4)	2024 Peer Group TSR ($)(4)	2023 Peer Group TSR ($)(5)

2024	14,440,729	28,161,959	4,589,232	7,745,663	253	165	178	460,255	4.52	216
2023	11,459,952	19,077,083	3,127,376	4,442,441	201	132	141	100,141	3.71	178
2022	9,502,192	14,790,471	2,901,249	3,716,795	164	114	122	334,702	3.40	163
2021	6,524,680	20,557,469	2,498,721	4,486,501	151	135	144	202,980	2.81	134

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	(1) For 2024, the CEO was Troy Rudd and other NEOs were Gaurav Kapoor, Lara Poloni, and David Gan. For 2023, 2022, and 2021 the
CEO was Troy Rudd and the other NEOs were Gaurav Kapoor, Lara Poloni, David Gan, and Todd Battley.

Peer Group Issuers, Footnote	(4) Reflects the cumulative total stockholder return of the Company and the 2024 peer group, represented by the S&P MidCap 400 -
Commercial & Professional Services index, respectively, for the year ended September 30, 2021, the two-years ended September 30,
2022, the three-years ended September 30, 2023, and the four-years ended September 30, 2024, assuming a $100 investment at the closing price on September 30, 2020 and the reinvestment of all dividends. Reflects the cumulative total stockholder return of the Company and the 2023 peer group, represented by the S&P MidCap 400 index, respectively, for the year ended September 30, 2021, the two-years ended September 30, 2022, the three-years ended September 30,
2023, and the four-years ended September 30, 2024, assuming a $100 investment at the closing price on September 30, 2020 and the reinvestment of all dividends.

Changed Peer Group, Footnote	During fiscal 2024, we determined that the S&P MidCap
400 Commercial & Professional Services index is a more appropriate comparison than the prior S&P MidCap 400 index due to the composition of the included companies given their size, comparable services and lines of business, and reflects our transformation into a professional services firm.

PEO Total Compensation Amount	$ 14,440,729	$ 11,459,952	$ 9,502,192	$ 6,524,680
PEO Actually Paid Compensation Amount	$ 28,161,959	19,077,083	14,790,471	20,557,469
Adjustment To PEO Compensation, Footnote	(3) “Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO				Average Non-CEO NEOs

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total	14,440,729	11,459,952	9,502,192	6,524,680	4,589,232	3,127,376	2,901,249	2,498,721
Minus SCT Stock Awards	(10,287,483)	(8,306,165)	(6,278,345)	(3,125,010)	(2,671,207)	(1,685,576)	(1,521,331)	(1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	14,462,457	7,435,208	5,705,027	4,233,148	3,755,263	1,508,831	1,382,408	1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	7,836,876	5,224,777	3,762,823	11,720,698	1,708,884	1,043,713	688,460	1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	1,543,586	3,149,553	1,954,757	1,203,953	332,817	414,680	231,571	52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	165,794	113,758	144,017	0	30,674	33,417	34,438	0
Total CAP	28,161,959	19,077,083	14,790,471	20,557,469	7,745,663	4,442,441	3,716,795	4,486,501

Non-PEO NEO Average Total Compensation Amount	$ 4,589,232	3,127,376	2,901,249	2,498,721
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,745,663	4,442,441	3,716,795	4,486,501
Adjustment to Non-PEO NEO Compensation Footnote	(3) “Total Compensation Actually Paid” (“CAP”) to our CEO and “Average Total CAP” to our other NEOs was computed as follows:

	CEO				Average Non-CEO NEOs

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total	14,440,729	11,459,952	9,502,192	6,524,680	4,589,232	3,127,376	2,901,249	2,498,721
Minus SCT Stock Awards	(10,287,483)	(8,306,165)	(6,278,345)	(3,125,010)	(2,671,207)	(1,685,576)	(1,521,331)	(1,050,734)
Plus Year-End Fair Value of Unvested Equity Awards Granted in Year	14,462,457	7,435,208	5,705,027	4,233,148	3,755,263	1,508,831	1,382,408	1,412,978
Plus Change in Value of Unvested Equity Awards Granted in Prior Years	7,836,876	5,224,777	3,762,823	11,720,698	1,708,884	1,043,713	688,460	1,572,809
Plus Change in Value of Vested Equity Awards Granted in Prior Years	1,543,586	3,149,553	1,954,757	1,203,953	332,817	414,680	231,571	52,727
Plus Change in Value of Dividend Equivalent Units Accumulated on Unvested Equity Awards	165,794	113,758	144,017	0	30,674	33,417	34,438	0
Total CAP	28,161,959	19,077,083	14,790,471	20,557,469	7,745,663	4,442,441	3,716,795	4,486,501

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	•The Company’s CAP is well aligned with performance on key financial measures, including strong TSR that outperformed market indices and a 21% Adjusted EPS compounded growth rate, which reflects the Company’s focus on shareholder value creation. As evidenced by this strong performance, as compared to fiscal 2021, CEO and non-CEO CAP increased by 37% and 73% respectively in fiscal 2024.
•Additionally, performance on other key metrics that drive long-term value creation, including free cash flow, adjusted EBITDA and segment adjusted operating margin, also increased meaningfully over this period.
•GAAP Net Income is influenced by a number of factors and can include items that are one-time in nature and is not exclusively used by investors to determine the long-term earnings power of the Company. As such, trends can vary meaningfully between CAP and GAAP Net Income.

Tabular List, Table	In the Company’s assessment, the following represents the most important financial performance measures used by the
Company to link compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to
Company performance:

Significant Financial Performance Measures

Adjusted EPS
Adjusted EBITDA
Free Cash Flow
NSR Segment Adjusted Operating Margin
Relative TSR
ROIC

Total Shareholder Return Amount	$ 253	201	164	151
Peer Group Total Shareholder Return Amount	165	132	114	135
Net Income (Loss)	$ 460,255,000	$ 100,141,000	$ 334,702,000	$ 202,980,000
Company Selected Measure Amount	4.52	3.71	3.40	2.81
PEO Name	Troy Rudd
Additional 402(v) Disclosure	The values reflected in this column reflect the “Total Compensation” set forth in the Summary Compensation Table (“SCT”) disclosed for each respective fiscal year. See the footnotes to the SCT for further detail regarding the amounts in this column.
	Amounts in thousands.
Previous Peer Group, Total Shareholder Return, Amount	$ 178	$ 141	$ 122	$ 144
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(7) See Annex A to this Proxy Statement for our definition of Adjusted EPS and a reconciliation of this non-GAAP financial measure.
(8)    Represents the adjusted EPS growth for each respective fiscal year compared to fiscal 2020 indexed to 100. The information provided is supplemental to the information required under Item 402(v) and is included to demonstrate earnings growth consistent with the
	Company’s strategy to maximize shareholder value. See Annex A for a reconciliation of non-GAAP measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	NSR Segment Adjusted Operating Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 6
Pay vs Performance Disclosure
Name	ROIC
Measure:: 7
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Other Performance Measure, Amount	2.16	1.78	1.63	1.34
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,287,483)	$ (8,306,165)	$ (6,278,345)	$ (3,125,010)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,462,457	7,435,208	5,705,027	4,233,148
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,543,586	3,149,553	1,954,757	1,203,953
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,836,876	5,224,777	3,762,823	11,720,698
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	165,794	113,758	144,017	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,671,207)	(1,685,576)	(1,521,331)	(1,050,734)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,755,263	1,508,831	1,382,408	1,412,978
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	332,817	414,680	231,571	52,727
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,708,884	1,043,713	688,460	1,572,809
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 30,674	$ 33,417	$ 34,438	$ 0